Stock-Based Compensation - Summary of Total Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Stock-based compensation expense	$ 29,925	$ 16,043	$ 10,763
Cost of Revenue [Member]
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Stock-based compensation expense	1,975	547	126
Sales and Marketing [Member]
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Stock-based compensation expense	3,285	1,585	459
Engineering and Development [Member]
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Stock-based compensation expense	1,988	883	267
General and Administrative [Member]
Common Stock Options Restricted Stock Warrants And Changes In Capitalization [Line Items]
Stock-based compensation expense	$ 22,677	$ 13,028	$ 9,911